UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.
Portfolio of Investments – February 28, 2006 (unaudited)
	Face
	Amount	Value

Bonds – 87.57%
U.S. Bonds – 22.71%
U.S. Corporate Bonds – 8.60%
Bank One Corp.
7.875%, due 08/01/10	$2,000,000	$2,200,772
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	1,000,000	998,750
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	2,000,000	2,114,694
Fortune Brands, Inc.
5.375%, due 01/15/16	2,000,000	1,963,110
General Electric Capital Corp.
6.000%, due 06/15/12	2,000,000	2,082,918
General Motors Acceptance Corp.
6.125%, due 09/15/06	1,000,000	987,916
6.875%, due 09/15/11	1,000,000	895,374
HSBC Finance Corp.
6.750%, due 05/15/11	2,000,000	2,125,458
Kraft Foods, Inc.
5.250%, due 06/01/07	1,000,000	999,418
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	1,005,891
Time Warner Cos., Inc.
7.480%, due 01/15/08	1,000,000	1,036,155
Washington Mutual, Inc.
5.625%, due 01/15/07	1,000,000	1,002,974
Washington Mutual Preferred Funding Delaware, 144A†*
6.534%, due 03/15/11	1,000,000	993,080

		18,406,510

Asset-Backed Securities – 5.00%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	196,288	196,872
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	859,332	867,931
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	5,000,000	4,872,891
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	2,792,838	2,797,282
New York City Tax Lien, 04-AA, Class C, 144A
3.960%, due 12/11/17	1,005,875	955,424
Providian Gateway Master Trust, 04-AA, Class D, 144A†
6.420%, due 03/15/11	1,000,000	1,013,220

		10,703,620

Commercial Mortgage-Backed Securities – 3.01%
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class K, 144A†
6.420%, due 09/15/18	1,000,000	999,922
Commercial Mortgage Acceptance Corp., 97-ML1, Class D †
7.055%, due 12/15/30	977,000	1,010,445
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
6.070%, due 11/15/13	564,542	564,501
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
5.248%, due 11/15/13	1,000,000	993,419
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	515,352	517,654
Four Times Square Trust, 00-4TS, Class A1, 144A
7.690%, due 04/15/15	780,502	821,819
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	176,190	176,627
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2
7.200%, due 10/15/33	1,000,000	1,069,173
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	289,976	291,487

		6,445,047

Mortgage-Backed Securities – 2.65%
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	456,256	460,143
Federal Home Loan Mortgage Corp. †
4.607%, due 12/01/34	3,219,568	3,175,169
Federal Home Loan Mortgage Corp. IO(a)
5.500%, due 10/15/22	1,455,671	105,381
Federal National Mortgage Association †
4.941%, due 02/01/35	1,935,042	1,924,784

		5,665,477

Strategic Global Income Fund, Inc.
Portfolio of Investments – February 28, 2006 (unaudited)
		Face
		Amount	Value

U.S. Government Obligations – 3.45%
U.S. Treasury Bonds
6.250%, due 05/15/30		$1,835,000	$2,260,419
8.500%, due 02/15/20		385,000	533,105
8.750%, due 05/15/17		2,145,000	2,903,376
U.S. Treasury Notes
3.875%, due 02/15/13		445,000	425,583
4.125%, due 05/15/15		435,000	419,928
4.750%, due 05/15/14		835,000	842,534

			7,384,945

Total U.S. Bonds			48,605,599

International Bonds – 64.86%
International Corporate Bonds – 11.76%
Argentina – 3.02%
Banco de Galicia y Buenos Aires
5.000%, due 01/01/14 ††		$4,340,000	3,873,450
8.190%, due 01/01/10 †		2,000,000	1,995,000
11.000%, due 01/01/19 ††		551,906	590,540

			6,458,990

Germany – 1.28%
Landwirtschaftliche Rentenbank
5.750%, due 01/21/15	AUD	3,705,000	2,746,982

Malaysia – 5.79%
Johor Corp.
0.000%, due 07/31/09 @	MYR	6,600,000	1,972,005
1.000%, due 07/31/12 (b)		35,840,000	10,419,166

			12,391,171

Mexico – 0.58%
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		$1,000,000	1,240,000

Philippines – 0.38%
National Power Corp.
9.875%, due 03/16/10		$730,000	810,300

Ukraine – 0.71%
NAK Naftogaz Ukrainy
8.125%, due 09/30/09		$1,500,000	1,522,500

Total International Corporate Bonds			25,169,943

Foreign Government Bonds – 50.62%
Argentina – 7.48%
Republic of Argentina †
3.000%, due 04/30/13		$710,000	618,765
4.889%, due 08/03/12 (c)		9,100,000	7,443,800
5.830%, due 12/31/33, DISC	ARS	18,410,000	7,939,453

			16,002,018

Austria – 1.61%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	1,885,000	2,303,956
5.875%, due 07/15/06		950,000	1,145,379

			3,449,335

Belgium – 0.70%
Government of Belgium
5.750%, due 03/28/08	EUR	1,200,000	1,507,126

Brazil – 5.73%
Brazil Real Credit-Linked Note
12.250%, due 01/05/10 @		$4,708,301	3,133,333
15.487%, due 01/03/07 @		2,089,419	1,855,435
15.788%, due 07/03/06 @	BRL	6,235,000	2,792,023
18.870%, due 01/05/10		4,250,000	1,201,220
Federal Republic of Brazil, EXIT Bond
6.000%, due 09/15/13		$666,667	666,667
Federal Republic of Brazil, PAR †‡(b)
6.000%, due 04/15/06		2,620,000	2,620,000

			12,268,678

Ecuador – 2.20%
Republic of Ecuador ††
9.000%, due 08/15/30		$4,750,000	4,702,500

Strategic Global Income Fund, Inc.
Portfolio of Investments – February 28, 2006 (unaudited)
		Face
		Amount	Value

El Salvador – 0.97%
Republic of El Salvador
7.750%, due 01/24/23		$560,000	$632,800
8.250%, due 04/10/32		1,230,000	1,439,100

			2,071,900

Finland – 1.67%
Government of Finland
5.000%, due 07/04/07	EUR	2,350,000	2,878,090
5.750%, due 02/23/11		530,000	702,740

			3,580,830

France – 4.37%
French Treasury Note
3.500%, due 07/12/09	EUR	1,569,000	1,889,051
Government of France
3.750%, due 04/25/21		390,000	470,051
4.000%, due 04/25/13		900,000	1,113,193
4.250%, due 04/25/19		385,000	490,145
5.000%, due 10/25/16		1,015,000	1,366,524
5.500%, due 04/25/07 (b)		2,020,000	2,476,862
7.250%, due 04/25/06		1,300,000	1,559,477

			9,365,303

Germany – 8.42%
Bundesobligation
3.250%, due 04/17/09	EUR	3,075,000	3,675,114
3.500%, due 10/10/08		3,150,000	3,790,255
Deutsche Bundesrepublik
3.750%, due 01/04/15		660,000	803,610
4.750%, due 07/04/34		315,000	441,748
6.000%, due 01/04/07 (b)		6,715,000	8,211,743
6.250%, due 01/04/24		360,000	572,392
6.500%, due 07/04/27		315,000	527,310

			18,022,172

Indonesia – 1.03%
Indonesia Government Credit-Linked Note, 144A
11.000%, due 10/15/14	IDR	3,650,000,000	366,210
Republic of Indonesia, 144A
7.500%, due 01/15/16		$850,000	890,375
8.500%, due 10/12/35		830,000	953,462

			2,210,047

Italy – 0.80%
Buoni Poliennali Del Tesoro
4.750%, due 03/15/06	EUR	1,435,000	1,712,111

Netherlands – 0.81%
Government of Netherlands
4.000%, due 01/15/37	EUR	650,000	811,329
5.750%, due 02/15/07		755,000	924,192

			1,735,521

Peru – 1.31%
Republic of Peru
7.350%, due 07/21/25		$985,000	1,036,713
8.750%, due 11/21/33		1,170,000	1,415,700
9.875%, due 02/06/15		280,000	347,200

			2,799,613

Philippines – 0.68%
Republic of Philippines
9.000%, due 02/15/13		$1,300,000	1,460,810

Poland – 2.30%
Republic of Poland
5.750%, due 06/24/08	PLN	15,060,000	4,914,349

Qatar – 3.32%
State of Qatar
9.750%, due 06/15/30		$4,610,000	7,099,400

Russia – 4.16%
Rosselkhozbank Credit-Linked Note
7.790%, due 02/16/11	RUB	39,300,000	1,409,061
Russian Federation
5.000%, due 03/31/30 ††		$480,000	541,800
5.000%, due 03/31/30, 144A††		1,536,462	1,734,281
12.750%, due 06/24/28		1,490,000	2,752,775

Strategic Global Income Fund, Inc.
Portfolio of Investments – February 28, 2006 (unaudited)
		Face
		Amount	Value

Russian Gazprom Credit-Linked Note, 144A
8.110%, due 01/18/07	RUB	24,400,000	$882,677
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07		43,800,000	1,584,477

			8,905,071

Slovakia – 0.51%
Republic of Slovakia
4.800%, due 04/14/09	SKK	33,000,000	1,094,028

Turkey – 1.72%
Republic of Turkey
8.000%, due 02/14/34		$330,000	375,375
15.000%, due 02/10/10	TRY	500,000	420,472
Turkish Credit-Linked Note @
13.173%, due 05/09/07		4,390,000	2,878,831

			3,674,678

Ukraine – 0.20%
ING Bank NV Credit-Linked Note
11.890%, due 12/30/09	UAH	2,070,000	439,233

Venezuela – 0.63%
Republic of Venezuela
9.375%, due 01/13/34		$1,040,000	1,357,200

Total Foreign Government Bonds			108,371,923

Sovereign/SupraNational Bonds – 2.48%
Eurofima
6.000%, due 01/28/14	AUD	3,720,000	2,819,358
European Investment Bank
6.000%, due 08/14/13		700,000	531,307
Inter-American Development Bank
8.000%, due 01/26/16	MXN	20,700,000	1,966,156

			5,316,821

Total International Bonds			138,858,687

Total Bonds (Cost $182,031,905 )			187,464,286

		Number of
		Rights

Rights – 0.03%
Mexico –0.03%
United Mexican States Value Recovery Rights, Series D, Expiration Date 06/30/06 (d)		1,615,000	21,802
United Mexican States Value Recovery Rights, Series E, Expiration Date 06/30/07 (d)		1,615,000	40,375

Total Rights (Cost $0)			62,177

		Number of
		Warrants

Warrants – 0.18%
Argentina – 0.18%
Republic of Argentina, expires 12/15/35 (e) (Cost $104,505)		18,689,080	389,451

		Face
		Amount

Short-Term Investments – 10.67%
U.S. Government Obligations – 0.14%
U.S. Treasury Bills
yield of 4.13%, due 07/06/06 (f)		$300,000	295,264

		Shares

Other – 10.53% ***
UBS Supplementary Trust –
U.S. Cash Management Prime Fund, 4.61% **		22,545,201	22,545,201

Total Short-Term Investments (Cost $22,840,708)			22,840,465

Total Investments (Cost $204,977,118) – 98.45% #			210,756,379
Cash and other assets, less liabilities – 1.55%			3,309,794

Net Assets – 100.00%			$214,066,173

Strategic Global Income Fund, Inc.
Portfolio of Investments – February 28, 2006 (unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $204,977,118; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,997,611
Gross unrealized depreciation	(4,218,350)

Net unrealized appreciation	$5,779,261

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
†	Floating rate securities - the interest rates shown are the current rates as of February 28, 2006.
††	Step Bonds - Coupon rate increases in increments to maturity. Rate disclosed is as of February 28, 2006. Maturity date disclosed is the ultimate maturity date.
@	Reflects annualized yield at February 28, 2006 on zero coupon bonds.
*	Perpetual bond security. The maturity date reflects the next call date.
**	Interest rate reflects yield at February 28, 2006.
***	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (US) Inc., which was Strategic Global Income Fund, Inc.’s advisor.
‡	Maturity date reflects the next call date.
(a)	Security is illiquid. This security amounted to $105,381 or 0.05% of net assets.
(b)	All or a portion of these securities have been pledged to cover open forward foreign currency contracts.
(c)	Bond interest in default.
(d)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(e)	Security represents an equity claim linked to Argentina’s Gross Domestic Product.
(f)	This security was pledged to cover margin requirements for future contracts.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of these securities amounted to $17,061,464 or 7.97% of net assets.
IO	Interest Only - This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase
#	Strategic Global Income Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on the Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. All investments quoted in foreign currencies will be valued weekly in U.S. Dollars on the basis of the foreign currency exchange rates determined as of the close of regular trading on the NYSE. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of the foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occured during such time periods, the securities would have been valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
DISC	Discount Bond
EUR	Euro
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PAR	Par Bond
PLN	Polish Zloty
RUB	Russian Ruble
SKK	Slovakia Koruna
TRY	New Turkish Lira
UAH	Ukraine Hryvnia

Strategic Global Income Fund, Inc.
Portfolio of Investments – February 28, 2006 (unaudited)

Forward Foreign Currency Contracts
Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of February 28, 2006:

					Unrealized
	Contracts to	In		Maturity	Appreciation/
	Deliver	Exchange For		Dates	(Depreciation)

New Turkish Lira	2,184,297	USD	1,636,055	03/23/06	$(17,745)
Brazilian Real	7,756,000	USD	3,592,404	03/24/06	(33,457)
Indonesian Rupiah	6,580,000,000	USD	700,000	03/24/06	(16,582)
Mexican Peso	20,700,500	USD	1,967,822	03/24/06	(4,868)
New Zealand Dollar	18,150,000	USD	12,251,250	05/26/06	305,223
British Pound	4,765,000	USD	8,201,137	05/26/06	(163,662)
Canadian Dollar	9,865,000	USD	8,330,518	05/26/06	(369,416)
Euro	9,970,000	USD	11,777,960	05/26/06	(168,260)
Swedish Krona	9,500,000	USD	1,267,935	05/26/06	59,546
New Turkish Lira	4,136,447	USD	2,474,248	04/27/07	(432,226)
United States Dollar	16,866,445	CHF	21,810,000	05/26/06	(96,379)
United States Dollar	1,079,169	EUR	895,000	05/26/06	(6,765)
United States Dollar	23,293,114	JPY	2,702,700,000	05/26/06	320,984
United States Dollar	18,883,199	SEK	153,020,000	05/26/06	580,759
United States Dollar	8,328,395	SGD	14,055,000	05/26/06	360,763
United States Dollar	8,480,737	THB	350,000,000	05/26/06	458,477
United States Dollar	2,693,876	TRY	4,136,447	04/27/07	212,598

Total net unrealized appreciation on forward foreign currency contracts					$988,990

Currency Type Abbreviations:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
USD	United States Dollar

Futures Contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of February 28, 2006:

	Expiration		Current	Unrealized
	Date	Proceeds	Value	Depreciation

U.S. Interest Rate Futures Sale Contracts:

30 Year U.S. Treasury Bond, 174 contracts	June 2006	$19,635,796	$19,678,312	$(42,516)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at February 28, 2006 was $295,264.

1) Transactions with Related Entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at February 28, 2006 and for the period ended are summarized as follows:

		Sale	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Supplementary Trust —
U.S. Cash Management Prime Fund	$21,235,618	$16,047,157	$223,396	$22,545,201	10.53%

2) Swap Agreements

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At February 28, 2006, the Fund had outstanding total return swap contracts with the following terms:

				Payments
		Termination	Payments made	received by	Unrealized
	Notional Amount	Dates	by the Fund	the Fund	Appreciation

RUB	24,400,000	10/09/07	$917,001 ^	7.58%#	$20,932

Currency Type Abbreviations:
RUB	Russian Ruble

^	Payment made on 09/27/05 to fully fund the swap.
#	Rate is equal to the total return on the OAO Gazprom 7.58% bond, due 10/09/07.

Industry Diversification
As a Percent of Net Assets
As of February 28, 2006 (Unaudited)

Bonds
U.S. Bonds
U.S. Corporate Bonds
Beverages	0.47%
Commercial Banks	1.03
Consumer Finance	2.34
Diversified Financial Services	1.96
Food Products	0.47
Household Durables	0.92
Media	0.48
Thrifts & Mortgage Finance	0.93

Total U.S. Corporate Bonds	8.60
Asset-Backed Securities	5.00
Commercial Mortgage-Backed Securities	3.01
Mortgage-Backed Securities	2.65
U.S. Government Obligations	3.45

Total U.S. Bonds	22.71
International Bonds
International Corporate Bonds
Commercial Banks	4.30
Diversified Financial Services	5.79
Electric Utilities	0.38
Oil & Gas	1.29

Total International Corporate Bonds	11.76
Foreign Government Bonds	50.62
Sovereign/SupraNational Bonds	2.48

Total International Bonds	64.86
Total Bonds	87.57
Rights	0.03
Warrants	0.18
Short-Term Investments	10.67

Total Investments	98.45
Cash and other assets, less liabilities	1.55

Net Assets	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated November 30, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	April 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	April 25, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 25, 2006